N-2	Jun. 26, 2026
Cover [Abstract]
Entity Central Index Key	0002067955
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Diameter Dynamic Credit Fund
Entity Address, Address Line One	50 Hudson Yards
Entity Address, Address Line Two	Suite 6600A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	833
Local Phone Number	891-0802
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	50 Hudson Yards
Entity Address, Address Line Two	Suite 6600A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Contact Personnel Name	Michael Cohn, Esq.